MISSOURI MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 4.9%
------------------------------------------------------------------------
     $2,750        Missouri Higher Education Loan
                   Authority, Student Loan, (AMT),
                   5.45%, 2/15/09                            $ 2,821,968
------------------------------------------------------------------------
                                                             $ 2,821,968
------------------------------------------------------------------------
Escrowed / Prerefunded -- 7.8%
------------------------------------------------------------------------
     $  675        Kansas City IDA, (Kingswood United
                   Methodist Manor), Prerefunded to
                   11/15/03, 9.00%, 11/15/13                 $   778,180
      1,000        Lake of The Ozarks, (Community Bridge
                   Corp.), Prerefunded to 12/1/06,
                   6.40%, 12/1/25(1)                           1,145,950
      1,005        Missouri HEFA, (Lake of the Ozarks
                   General Hospital), Prerefunded to
                   2/15/06, 6.50%, 2/15/21                     1,131,419
        575        Missouri HEFA, (Saint Louis Children's
                   Hospital), (MBIA), Escrowed to Maturity,
                   0.00%, 5/15/08                                420,060
      1,000        Saint Louis County, Mortgage Revenue,
                   (GNMA), (AMT), Escrowed to Maturity,
                   5.40%, 1/1/16                               1,044,160
------------------------------------------------------------------------
                                                             $ 4,519,769
------------------------------------------------------------------------
Hospital -- 14.0%
------------------------------------------------------------------------
     $1,950        Missouri HEFA, (Barnes Jewish
                   Christian), 5.25%, 5/15/14                $ 2,024,139
      1,500        Missouri HEFA, (Childrens Mercy
                   Hospital), 5.30%, 5/15/28                   1,362,105
      1,000        Missouri HEFA, (Freeman Health Systems),
                   5.25%, 2/15/18                                863,410
      1,500        Missouri HEFA, (Jefferson Memorial
                   Hospital), 6.80%, 5/15/25                   1,487,490
        495        Missouri HEFA, (Lake of the Ozarks
                   General Hospital), 6.50%, 2/15/21             479,417
      1,000        Taney County IDA, (The Skaggs Community
                   Hospital Association), 5.30%, 5/15/18         871,980
      1,250        West Plains IDA, (Ozarks Medical
                   Center), 5.65%, 11/15/22                    1,004,975
------------------------------------------------------------------------
                                                             $ 8,093,516
------------------------------------------------------------------------
Housing -- 4.9%
------------------------------------------------------------------------
     $1,000        Jefferson County IDA, Multifamily,
                   (Riverview Bend Apartments), (AMT),
                   6.75%, 11/1/29                            $   988,630
        670        Missouri Housing Development Authority,
                   SFMR, (GNMA), 6.45%, 9/1/27                   702,595
        415        Missouri Housing Development Authority,
                   SFMR, (GNMA), (AMT), 6.75%, 6/1/24            426,504
        635        Missouri Housing Development Authority,
                   SFMR, (GNMA), (AMT), 7.25%, 9/1/26            706,044
------------------------------------------------------------------------
                                                             $ 2,823,773
------------------------------------------------------------------------
Industrial Development Revenue -- 13.5%
------------------------------------------------------------------------
     $1,035        Jefferson County, (Kmart Corp.),
                   6.40%, 8/1/08                             $ 1,038,084
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  705        Kansas City IDA, (Airline Cargo
                   Facilities), 8.50%, 1/1/17                $   750,557
      2,500        Missouri Development Finance Authority,
                   Solid Waste Disposal, (Proctor and
                   Gamble Paper Products), (AMT),
                   5.20%, 3/15/29                              2,487,125
      1,200        Missouri Environmental Improvement and
                   Energy Resources Authority, (American
                   Cyanamid Company), 5.80%, 9/1/09            1,225,824
      1,000        Saint Louis IDA, (Anheuser-Busch),
                   (AMT), 5.875%, 11/1/26                      1,028,720
        500        Saint Louis IDA, (Saint Louis
                   Convention), (AMT), 7.20%, 12/15/28           523,420
        750        Saint Louis IDA, (Saint Louis Science
                   Center), 6.40%, 11/1/19                       726,758
------------------------------------------------------------------------
                                                             $ 7,780,488
------------------------------------------------------------------------
Insured-Education -- 2.8%
------------------------------------------------------------------------
     $1,750        Missouri HEFA, (St. Louis University
                   High School), (AMBAC), 4.75%, 10/1/24     $ 1,632,785
------------------------------------------------------------------------
                                                             $ 1,632,785
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.2%
------------------------------------------------------------------------
     $2,250        Missouri Environmental Improvement and
                   Energy Resources Authority, (Union
                   Electric), (AMBAC), (AMT),
                   5.45%, 10/1/28                            $ 2,272,635
        700        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(2)      758,625
------------------------------------------------------------------------
                                                             $ 3,031,260
------------------------------------------------------------------------
Insured-General Obligations -- 2.6%
------------------------------------------------------------------------
     $  500        Puerto Rico, (FSA), Variable Rate,
                   7/1/22(2)(3)                              $   540,625
      2,000        Saint Charles County, (Francis Howell
                   School District), (FGIC), 0.00%, 3/1/16       943,380
------------------------------------------------------------------------
                                                             $ 1,484,005
------------------------------------------------------------------------
Insured-Hospital -- 10.0%
------------------------------------------------------------------------
     $  800        Jackson County, (Saint Joseph's Health
                   System), (MBIA), 6.50%, 7/1/19            $   832,360
      1,500        Missouri HEFA, (Heartland Health),
                   (AMBAC), 6.35%, 11/15/17                    1,566,075
      9,500        Missouri HEFA, (Lester Cox Medical
                   Center), (MBIA), 0.00%, 9/1/20              3,365,945
------------------------------------------------------------------------
                                                             $ 5,764,380
------------------------------------------------------------------------
Insured-Housing -- 2.8%
------------------------------------------------------------------------
     $1,500        SCA, MFMR Receipts, Springfield, (FSA),
                   7.10%, 1/1/30                             $ 1,616,325
------------------------------------------------------------------------
                                                             $ 1,616,325
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSOURI MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.3%
------------------------------------------------------------------------
     $2,000        Saint Louis IDA, (Convention Center
                   Hotel), (AMBAC), 0.00%, 7/15/19           $   759,200
------------------------------------------------------------------------
                                                             $   759,200
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.9%
------------------------------------------------------------------------
     $  700        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(4)                                 $   672,133
      1,000        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(2)(3)          978,630
------------------------------------------------------------------------
                                                             $ 1,650,763
------------------------------------------------------------------------
Insured-Transportation -- 4.3%
------------------------------------------------------------------------
     $1,500        Bi-State Development Agency, Illinois
                   Metropolitan District, (Saint Clair
                   County Metrolink Extension), (MBIA),
                   5.00%, 7/1/28                             $ 1,458,720
        910        Saint Louis, Airport Revenue, (Lambert
                   International Airport), (FGIC),
                   6.00%, 7/1/14                               1,012,330
------------------------------------------------------------------------
                                                             $ 2,471,050
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 4.9%
------------------------------------------------------------------------
     $1,000        Missouri Regional Convention and Sports
                   Complex Authority, 5.50%, 8/15/21         $ 1,010,010
      1,750        Saint Louis County, Regional Convention
                   and Sports Complex Authority,
                   5.50%, 8/15/13                              1,807,523
------------------------------------------------------------------------
                                                             $ 2,817,533
------------------------------------------------------------------------
Nursing Home -- 8.3%
------------------------------------------------------------------------
     $1,000        Kansas City IDA, (Beverly Enterprises),
                   8.00%, 12/1/02                            $ 1,016,770
        175        Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 6.625%, 8/15/05           193,821
        325        Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 6.625%, 8/15/05           329,862
        350        Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 7.50%, 8/15/12            397,124
        650        Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 7.50%, 8/15/12            662,168
      1,500        Saint Louis County IDA, (Nazareth
                   Living), 5.625%, 8/15/29                    1,181,235
      1,000        Saint Louis County, IDA Health
                   Facilities Revenue, (Jewish Center),
                   5.50%, 2/20/36                              1,012,600
------------------------------------------------------------------------
                                                             $ 4,793,580
------------------------------------------------------------------------
Senior Living / Life Care -- 4.4%
------------------------------------------------------------------------
     $  300        Cass County, (Fox Springs Living
                   Center), 7.375%, 10/1/22                  $   302,640
      1,000        Kansas City IDR, (Kingswood Manor),
                   5.80%, 11/15/17                               831,110
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Senior Living / Life Care (continued)
------------------------------------------------------------------------
     $1,500        Missouri HEFA, (Lutheran Senior
                   Services), 6.375%, 2/1/27                 $ 1,438,545
------------------------------------------------------------------------
                                                             $ 2,572,295
------------------------------------------------------------------------
Transportation -- 0.9%
------------------------------------------------------------------------
     $  500        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(3)(4)    $   542,265
------------------------------------------------------------------------
                                                             $   542,265
------------------------------------------------------------------------
Water and Sewer -- 3.3%
------------------------------------------------------------------------
     $1,000        Missouri Environmental Improvement and
                   Energy Resources Authority,
                   0.00%, 1/1/14                             $   526,390
      1,250        Missouri Environmental Improvement and
                   Energy Resources Authority,
                   7.20%, 7/1/16                               1,383,513
------------------------------------------------------------------------
                                                             $ 1,909,903
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.8%
   (identified cost $54,584,070)                             $57,084,858
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                       $   715,998
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $57,800,856
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2001, 33.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.4% to 13.8% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2001

                                ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $61,700,496        $39,141,993         $60,203,494        $76,246,546
   Unrealized appreciation           2,816,405          2,077,647           2,143,011          2,007,734
------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $64,516,901        $41,219,640         $62,346,505        $78,254,280
------------------------------------------------------------------------------------------------------------
Cash                               $    93,440        $   128,178         $   493,353        $        --
Receivable for investments
   sold                                     --                 --                  --          1,059,890
Interest receivable                    778,596            569,926             824,664          1,252,752
Prepaid expenses                           506                316                 484                635
------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $65,389,443        $41,918,060         $63,665,006        $80,567,557
------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts               $     3,714        $        --         $     1,875        $     4,126
Demand note payable                         --                 --                  --            400,000
Due to bank                                 --                 --                  --             39,895
Payable to affiliate for
   Trustees' fees                           --                 --                 560                560
Accrued expenses                        23,660             18,629              14,886             21,617
------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $    27,374        $    18,629         $    17,321        $   466,198
------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $65,362,069        $41,899,431         $63,647,685        $80,101,359
------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $62,561,712        $39,821,784         $61,532,421        $78,111,456
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  2,800,357          2,077,647           2,115,264          1,989,903
------------------------------------------------------------------------------------------------------------
TOTAL                              $65,362,069        $41,899,431         $63,647,685        $80,101,359
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2001

                                LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $26,297,228         $80,413,678         $54,584,070            $ 91,976,571
   Unrealized appreciation            1,139,802            (997,366)          2,500,788               6,884,916
---------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $27,437,030         $79,416,312         $57,084,858            $ 98,861,487
---------------------------------------------------------------------------------------------------------------------
Cash                                $   185,301         $ 2,239,676         $    15,230            $    280,010
Receivable for investments
   sold                                  55,079               5,000              20,000                      --
Interest receivable                     397,461           1,161,900             705,429               1,239,913
Prepaid expenses                            221                 636                 443                     858
---------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $28,075,092         $82,823,524         $57,825,960            $100,382,268
---------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts                $     1,750         $     4,126         $     1,875            $      4,125
Payable to affiliate for
   Trustees' fees                           893                  --               3,344                     980
Accrued expenses                          6,697              21,231              19,885                  52,321
---------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $     9,340         $    25,357         $    25,104            $     57,426
---------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                        $28,065,752         $82,798,167         $57,800,856            $100,324,842
---------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                      $26,957,979         $83,813,364         $55,327,814            $ 93,515,413
Net unrealized appreciation
   (computed on the basis of
   identified cost)                   1,107,773          (1,015,197)          2,473,042               6,809,429
---------------------------------------------------------------------------------------------------------------------
TOTAL                               $28,065,752         $82,798,167         $57,800,856            $100,324,842
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2001

                                OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                $79,507,405           $34,329,270             $41,600,655         $111,878,730
   Unrealized appreciation          3,084,361               985,875               2,186,948            5,795,547
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE             $82,591,766           $35,315,145             $43,787,603         $117,674,277
-------------------------------------------------------------------------------------------------------------------
Cash                              $        --           $   590,412             $   637,571         $    801,850
Receivable for investments
   sold                                15,000                    --               1,010,000              100,000
Interest receivable                 1,061,159               524,196                 656,746            1,634,601
Prepaid expenses                          635                   285                     349                  898
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                      $83,668,560           $36,430,038             $46,092,269         $120,211,626
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts              $        --           $        --             $     1,375         $      7,375
Demand note payable                   300,000                    --                      --                   --
Payable for when-issued
   securities                              --                    --                      --            1,345,579
Due to bank                            17,160                    --                      --                   --
Payable to affiliate for
   Trustees' fees                       3,345                   700                     893                1,120
Accrued expenses                       20,634                15,119                  12,608               22,093
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                 $   341,139           $    15,819             $    14,876         $  1,376,167
-------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                      $83,327,421           $36,414,219             $46,077,393         $118,835,459
-------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                    $80,243,060           $35,428,344             $43,910,792         $113,174,889
Net unrealized appreciation
   (computed on the basis of
   identified cost)                 3,084,361               985,875               2,166,601            5,660,570
-------------------------------------------------------------------------------------------------------------------
TOTAL                             $83,327,421           $36,414,219             $46,077,393         $118,835,459
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001

                                          ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------
Interest                                     $1,880,206          $1,226,254         $1,835,715          $2,310,008
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $1,880,206          $1,226,254         $1,835,715          $2,310,008
----------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $  106,235          $   51,500         $  100,589          $  142,106
Trustees fees and expenses                        4,573               1,632              4,573               4,573
Legal and accounting services                    16,561              15,412             12,811              17,868
Custodian fee                                    26,890              14,995             20,681              30,618
Miscellaneous                                     3,526               2,300              3,082               3,671
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  157,785          $   85,839         $  141,736          $  198,836
----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $    7,890          $    3,714         $   10,795          $   18,746
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $    7,890          $    3,714         $   10,795          $   18,746
----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  149,895          $   82,125         $  130,941          $  180,090
----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $1,730,311          $1,144,129         $1,704,774          $2,129,918
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $   71,305          $ (115,676)        $  (95,805)         $  329,114
   Financial futures contracts                   (9,043)                 --            (81,103)            (10,048)
   Options                                      (12,738)                 --                 --                  --
----------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                     $   49,524          $ (115,676)        $ (176,908)         $  319,066
----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $2,077,903          $1,139,978         $1,864,220          $1,260,287
   Financial futures contracts                  (16,048)                 --            (27,746)            (17,831)
----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $2,061,855          $1,139,978         $1,836,474          $1,242,456
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN             $2,111,379          $1,024,302         $1,659,566          $1,561,522
----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $3,841,690          $2,168,431         $3,364,340          $3,691,440
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001

                                          LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------------
Interest                                      $  798,688           $2,242,410          $1,770,061             $3,069,401
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                       $  798,688           $2,242,410          $1,770,061             $3,069,401
-------------------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                        $   28,045           $  142,498          $   91,497             $  201,343
Trustees fees and expenses                         1,965                4,937               7,357                  6,279
Legal and accounting services                     18,275               17,870              10,187                 19,268
Custodian fee                                     11,918               27,329              18,233                 39,436
Miscellaneous                                      2,376                3,504               2,796                  5,037
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                $   62,579           $  196,138          $  130,070             $  271,363
-------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                 $    3,170           $   17,835          $    6,125             $   22,282
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                      $    3,170           $   17,835          $    6,125             $   22,282
-------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                  $   59,409           $  178,303          $  123,945             $  249,081
-------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                         $  739,279           $2,064,107          $1,646,116             $2,820,320
-------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                             $   40,376           $ (165,366)         $  123,229             $  595,991
   Financial futures contracts                   (62,396)             (10,047)            (81,103)              (147,077)
   Options                                            --              (14,282)                 --                     --
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                      $  (22,020)          $ (189,695)         $   42,126             $  448,914
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)        $1,019,454           $2,506,656          $1,516,171             $1,772,711
   Financial futures contracts                   (29,984)             (17,831)            (27,746)               (70,149)
-------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                             $  989,470           $2,488,825          $1,488,425             $1,702,562
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN              $  967,450           $2,299,130          $1,530,551             $2,151,476
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $1,706,729           $4,363,237          $3,176,667             $4,971,796
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001

                                          OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
Interest                                     $2,453,345            $1,047,953             $1,314,126           $3,354,655
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $2,453,345            $1,047,953             $1,314,126           $3,354,655
-----------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $  149,307            $   39,804             $   59,682           $  225,178
Trustees fees and expenses                        7,358                 1,772                  1,964                6,419
Legal and accounting services                    11,386                15,380                  9,125               19,293
Custodian fee                                    21,555                14,747                 16,959               29,483
Miscellaneous                                     4,992                 2,450                  2,299                5,245
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  194,598            $   74,153             $   90,029           $  285,618
-----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $       --            $    7,721             $    6,752               17,286
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $       --            $    7,721             $    6,752           $   17,286
-----------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  194,598            $   66,432             $   83,277           $  268,332
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $2,258,747            $  981,521             $1,230,849           $3,086,323
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $   13,624            $   69,221             $  205,730           $ (565,674)
   Financial futures contracts                       --               (48,818)               (59,476)            (262,956)
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                     $   13,624            $   20,403             $  146,254           $ (828,630)
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $1,430,314            $  767,057             $  948,746           $3,990,395
   Financial futures contracts                       --                    --                (20,347)            (125,434)
-----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $1,430,314            $  767,057             $  928,399           $3,864,961
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN             $1,443,938            $  787,460             $1,074,653           $3,036,331
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $3,702,685            $1,768,981             $2,305,502           $6,122,654
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001

  INCREASE (DECREASE) IN NET ASSETS  ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
  ---------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income              $ 1,730,311        $ 1,144,129         $ 1,704,774        $ 2,129,918
     Net realized gain (loss)                49,524           (115,676)           (176,908)           319,066
     Net change in unrealized
        appreciation (depreciation)       2,061,855          1,139,978           1,836,474          1,242,456
  ---------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                         $ 3,841,690        $ 2,168,431         $ 3,364,340        $ 3,691,440
  ---------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                      $ 2,516,752        $   886,121         $ 3,660,790        $ 3,510,749
     Withdrawals                         (7,649,757)        (3,388,344)         (6,444,376)        (8,808,652)
  ---------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS               $(5,133,005)       $(2,502,223)        $(2,783,586)       $(5,297,903)
  ---------------------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET
     ASSETS                             $(1,291,315)       $  (333,792)        $   580,754        $(1,606,463)
  ---------------------------------------------------------------------------------------------------------------

  Net Assets
  ---------------------------------------------------------------------------------------------------------------
  At beginning of period                $66,653,384        $42,233,223         $63,066,931        $81,707,822
  ---------------------------------------------------------------------------------------------------------------
  AT END OF PERIOD                      $65,362,069        $41,899,431         $63,647,685        $80,101,359
  ---------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001

  INCREASE (DECREASE) IN NET ASSETS  LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income               $   739,279         $ 2,064,107         $ 1,646,116            $  2,820,320
     Net realized gain (loss)                (22,020)           (189,695)             42,126                 448,914
     Net change in unrealized
        appreciation (depreciation)          989,470           2,488,825           1,488,425               1,702,562
  ------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                          $ 1,706,729         $ 4,363,237         $ 3,176,667            $  4,971,796
  ------------------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                       $ 1,229,089         $ 3,647,055         $   835,288            $  2,701,113
     Withdrawals                          (3,311,103)         (6,887,987)         (5,137,676)            (17,841,191)
  ------------------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS                $(2,082,014)        $(3,240,932)        $(4,302,388)           $(15,140,078)
  ------------------------------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET
     ASSETS                              $  (375,285)        $ 1,122,305         $(1,125,721)           $(10,168,282)
  ------------------------------------------------------------------------------------------------------------------------

  Net Assets
  ------------------------------------------------------------------------------------------------------------------------
  At beginning of period                 $28,441,037         $81,675,862         $58,926,577            $110,493,124
  ------------------------------------------------------------------------------------------------------------------------
  AT END OF PERIOD                       $28,065,752         $82,798,167         $57,800,856            $100,324,842
  ------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001

  INCREASE (DECREASE) IN NET ASSETS  OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
  ----------------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income             $ 2,258,747           $   981,521             $ 1,230,849         $  3,086,323
     Net realized gain (loss)               13,624                20,403                 146,254             (828,630)
     Net change in unrealized
        appreciation (depreciation)      1,430,314               767,057                 928,399            3,864,961
  ----------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                        $ 3,702,685           $ 1,768,981             $ 2,305,502         $  6,122,654
  ----------------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                     $ 2,572,254           $ 2,793,983             $ 1,976,840         $  4,739,793
     Withdrawals                        (6,659,951)           (3,218,474)             (3,220,126)          (7,803,046)
  ----------------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS              $(4,087,697)          $  (424,491)            $(1,243,286)        $ (3,063,253)
  ----------------------------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET
     ASSETS                            $  (385,012)          $ 1,344,490             $ 1,062,216         $  3,059,401
  ----------------------------------------------------------------------------------------------------------------------

  Net Assets
  ----------------------------------------------------------------------------------------------------------------------
  At beginning of period               $83,712,433           $35,069,729             $45,015,177         $115,776,058
  ----------------------------------------------------------------------------------------------------------------------
  AT END OF PERIOD                     $83,327,421           $36,414,219             $46,077,393         $118,835,459
  ----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2000

  INCREASE (DECREASE) IN NET ASSETS  ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
  ---------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income             $  3,987,431        $  2,546,615       $  3,613,518        $  4,965,522
     Net realized loss                     (311,316)           (326,943)          (272,205)           (132,753)
     Net change in unrealized
        appreciation (depreciation)        (243,544)            178,231            185,594          (2,302,505)
  ---------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                        $  3,432,571        $  2,397,903       $  3,526,907        $  2,530,264
  ---------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                     $  5,799,382        $  2,877,148       $  8,502,969        $  6,340,470
     Withdrawals                        (24,719,837)        (13,532,599)       (20,183,370)        (24,924,822)
  ---------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS              $(18,920,455)       $(10,655,451)      $(11,680,401)       $(18,584,352)
  ---------------------------------------------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS           $(15,487,884)       $ (8,257,548)      $ (8,153,494)       $(16,054,088)
  ---------------------------------------------------------------------------------------------------------------

  Net Assets
  ---------------------------------------------------------------------------------------------------------------
  At beginning of year                 $ 82,141,268        $ 50,490,771       $ 71,220,425        $ 97,761,910
  ---------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                       $ 66,653,384        $ 42,233,223       $ 63,066,931        $ 81,707,822
  ---------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2000

  INCREASE (DECREASE) IN NET ASSETS  LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income               $ 1,668,947         $  4,447,250        $  3,535,586           $  6,560,842
     Net realized gain (loss)               (451,080)             146,316             261,360               (199,853)
     Net change in unrealized
        appreciation (depreciation)          287,757           (1,178,574)         (1,256,378)              (224,134)
  ------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                          $ 1,505,624         $  3,414,992        $  2,540,568           $  6,136,855
  ------------------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                       $ 3,902,687         $  5,154,845        $  3,114,514           $  4,312,639
     Withdrawals                          (9,634,774)         (22,117,199)        (14,992,792)           (29,286,500)
  ------------------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS                $(5,732,087)        $(16,962,354)       $(11,878,278)          $(24,973,861)
  ------------------------------------------------------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS             $(4,226,463)        $(13,547,362)       $ (9,337,710)          $(18,837,006)
  ------------------------------------------------------------------------------------------------------------------------

  Net Assets
  ------------------------------------------------------------------------------------------------------------------------
  At beginning of year                   $32,667,500         $ 95,223,224        $ 68,264,287           $129,330,130
  ------------------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                         $28,441,037         $ 81,675,862        $ 58,926,577           $110,493,124
  ------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2000

  INCREASE (DECREASE) IN NET ASSETS  OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
  ----------------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income             $  4,814,951          $  2,186,922           $  2,565,593         $  6,919,051
     Net realized gain (loss)              (181,612)               (5,053)                 2,939              709,526
     Net change in unrealized
        appreciation (depreciation)        (192,845)             (728,586)               (60,446)          (2,392,505)
  ----------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                        $  4,440,494          $  1,453,283           $  2,508,086         $  5,236,072
  ----------------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                     $  7,303,142          $  2,453,688           $  3,532,766         $  7,123,663
     Withdrawals                        (22,348,655)          (13,670,265)           (10,433,144)         (34,207,931)
  ----------------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS              $(15,045,513)         $(11,216,577)          $ (6,900,378)        $(27,084,268)
  ----------------------------------------------------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS           $(10,605,019)         $ (9,763,294)          $ (4,392,292)        $(21,848,196)
  ----------------------------------------------------------------------------------------------------------------------

  Net Assets
  ----------------------------------------------------------------------------------------------------------------------
  At beginning of year                 $ 94,317,452          $ 44,833,023           $ 49,407,469         $137,624,254
  ----------------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                       $ 83,712,433          $ 35,069,729           $ 45,015,177         $115,776,058
  ----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 ALABAMA PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    ----------------------------------------------------------
                                  (UNAUDITED)            2000        1999        1998        1997         1996
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.48%(1)        0.49%       0.46%       0.49%        0.50%        0.49%
   Expenses after custodian
      fee reduction                       0.46%(1)        0.48%       0.45%       0.47%        0.49%        0.45%
   Net investment income                  5.36%(1)        5.57%       5.18%       5.21%        5.47%        5.50%
Portfolio Turnover                           2%              8%         23%         23%          23%          52%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $65,362         $66,653     $82,141     $94,777     $102,356     $108,544
-----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               ARKANSAS PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    --------------------------------------------------------
                                  (UNAUDITED)            2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.42%(1)        0.46%       0.45%       0.44%       0.49%       0.48%
   Expenses after custodian
      fee reduction                       0.40%(1)        0.45%       0.43%       0.43%       0.48%       0.46%
   Net investment income                  5.53%(1)        5.65%       5.25%       5.22%       5.40%       5.40%
Portfolio Turnover                           4%             14%         24%         13%         17%         11%
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $41,899         $42,233     $50,491     $56,255     $62,686     $74,103
---------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                GEORGIA PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    ---------------------------------------------------------
                                  (UNAUDITED)            2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.45%(1)        0.49%       0.46%       0.48%       0.49%        0.50%
   Expenses after custodian
      fee reduction                       0.42%(1)        0.47%       0.42%       0.47%       0.47%        0.45%
   Net investment income                  5.50%(1)        5.69%       5.31%       5.29%       5.55%        5.59%
Portfolio Turnover                           3%             13%         38%         19%         13%          21%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $63,648         $63,067     $71,220     $87,251     $95,162     $108,974
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 KENTUCKY PORTFOLIO
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    -----------------------------------------------------------
                                  (UNAUDITED)            2000        1999        1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.50%(1)        0.52%       0.49%        0.49%        0.51%        0.53%
   Expenses after custodian
      fee reduction                       0.45%(1)        0.50%       0.47%        0.48%        0.48%        0.50%
   Net investment income                  5.34%(1)        5.75%       5.36%        5.38%        5.56%        5.49%
Portfolio Turnover                          10%             11%         11%          15%          28%          28%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $80,101         $81,708     $97,762     $112,635     $123,110     $133,017
------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               LOUISIANA PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    --------------------------------------------------------
                                  (UNAUDITED)            2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                           0.45%(1)        0.39%       0.37%       0.39%       0.40%       0.30%
   Net expenses after
      custodian fee reduction             0.43%(1)        0.35%       0.34%       0.34%       0.38%       0.23%
   Net investment income                  5.34%(1)        5.63%       5.16%       5.25%       5.85%       5.90%
Portfolio Turnover                           7%             14%         20%         43%         27%         99%
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $28,066         $28,441     $32,668     $36,510     $34,432     $35,049
---------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                               0.41%
   Expenses after custodian
      fee reduction                                                                                       0.35%
   Net investment income                                                                                  5.79%
---------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 MARYLAND PORTFOLIO
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    -----------------------------------------------------------
                                  (UNAUDITED)            2000        1999        1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.48%(1)        0.51%       0.49%        0.48%        0.48%        0.51%
   Expenses after custodian
      fee reduction                       0.44%(1)        0.49%       0.46%        0.44%        0.45%        0.48%
   Net investment income                  5.10%(1)        5.18%       5.05%        5.11%        5.38%        5.50%
Portfolio Turnover                          12%              9%         31%          30%          30%          33%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $82,798         $81,676     $95,223     $105,152     $107,401     $110,588
------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               MISSOURI PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    --------------------------------------------------------
                                  (UNAUDITED)            2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.45%(1)        0.49%       0.46%       0.47%       0.47%       0.49%
   Expenses after custodian
      fee reduction                       0.43%(1)        0.48%       0.44%       0.45%       0.46%       0.47%
   Net investment income                  5.72%(1)        5.80%       5.28%       5.31%       5.52%       5.52%
Portfolio Turnover                           5%              8%         21%         11%          5%         36%
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $57,801         $58,927     $68,264     $74,398     $79,882     $85,162
---------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               NORTH CAROLINA PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    -------------------------------------------------------------
                                  (UNAUDITED)            2000         1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.52%(1)         0.52%        0.50%        0.51%        0.52%        0.52%
   Expenses after custodian
      fee reduction                       0.48%(1)         0.49%        0.49%        0.48%        0.50%        0.48%
   Net investment income                  5.41%(1)         5.66%        5.24%        5.31%        5.53%        5.51%
Portfolio Turnover                           9%              17%           3%          26%          42%          54%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $100,325         $110,493     $129,330     $152,930     $167,571     $187,044
--------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  OREGON PORTFOLIO
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    -----------------------------------------------------------
                                  (UNAUDITED)            2000        1999        1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.47%(1)        0.51%       0.48%        0.48%        0.56%        0.50%
   Expenses after custodian
      fee reduction                       0.47%(1)        0.50%       0.47%        0.48%        0.55%        0.47%
   Net investment income                  5.50%(1)        5.63%       5.27%        5.28%        5.46%        5.37%
Portfolio Turnover                           4%             25%         35%           9%          22%          28%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $83,327         $83,712     $94,317     $103,755     $113,693     $129,759
------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            SOUTH CAROLINA PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    --------------------------------------------------------
                                  (UNAUDITED)            2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.42%(1)        0.44%       0.43%       0.44%       0.51%       0.53%
   Expenses after custodian
      fee reduction                       0.38%(1)        0.42%       0.40%       0.43%       0.50%       0.51%
   Net investment income                  5.65%(1)        5.77%       5.33%       5.37%       5.59%       5.65%
Portfolio Turnover                          14%             12%         26%         21%          8%         36%
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $36,414         $35,499     $44,833     $50,117     $53,970     $58,318
---------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               TENNESSEE PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    --------------------------------------------------------
                                  (UNAUDITED)            2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.40%(1)        0.44%       0.42%       0.44%       0.43%       0.45%
   Expenses after custodian
      fee reduction                       0.37%(1)        0.42%       0.41%       0.42%       0.42%       0.43%
   Net investment income                  5.48%(1)        5.61%       5.23%       5.20%       5.48%       5.52%
Portfolio Turnover                           0%              9%         13%         21%          3%         39%
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $46,077         $45,015     $49,407     $53,709     $54,162     $56,065
---------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  VIRGINIA PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    -------------------------------------------------------------
                                  (UNAUDITED)            2000         1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.50%(1)         0.54%        0.50%        0.52%        0.52%        0.51%
   Expenses after custodian
      fee reduction                       0.47%(1)         0.53%        0.48%        0.50%        0.49%        0.48%
   Net investment income                  5.39%(1)         5.61%        5.26%        5.27%        5.53%        5.55%
Portfolio Turnover                          22%              23%          17%           8%          25%          30%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $118,835         $115,776     $137,624     $151,257     $161,658     $177,644
--------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios, which were organized as trusts under the laws of the State of New York on May 1, 1992, seek to achieve current income exempt from regular federal income tax and from particular state or local income or other taxes. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discounts when required for Federal income tax purposes. The Portfolios comply with the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Interim of Financial Statements -- The interim financial statements relating to February 28, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended February 28, 2001, the Portfolios paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -----------------------------------------------------------------------
    Alabama                                   $106,235                0.33%
    Arkansas                                    51,500                0.25%
    Georgia                                    100,589                0.32%
    Kentucky                                   142,106                0.36%
    Louisiana                                   28,045                0.20%
    Maryland                                   142,498                0.35%
    Missouri                                    91,497                0.32%
    North Carolina                             201,343                0.39%
    Oregon                                     149,307                0.36%
    South Carolina                              39,804                0.23%
    Tennessee                                   59,682                0.27%
    Virginia                                   225,178                0.39%

 * Advisory fees paid as a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended February 28, 2001, were as follows:

    ALABAMA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 1,462,795
    Sales                                       4,502,996

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    ARKANSAS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 1,516,583
    Sales                                       2,953,387

    GEORGIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,112,964
    Sales                                       3,575,802
    KENTUCKY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 7,612,965
    Sales                                      11,459,882

    LOUISIANA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 1,850,951
    Sales                                       3,520,177

    MARYLAND PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 9,491,923
    Sales                                      12,556,691

    MISSOURI PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,711,108
    Sales                                       4,724,910
    NORTH CAROLINA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 9,308,228
    Sales                                      21,748,911
    OREGON PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,353,034
    Sales                                       4,827,319
    SOUTH CAROLINA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,040,341
    Sales                                       4,932,843

    TENNESSEE PORTFOLIO
    -----------------------------------------------------
    Sales                                       1,583,875
    VIRGINIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $26,462,225
    Sales                                      25,027,272

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at February 28, 2001, as computed on a federal income tax basis, are as follows:

    ALABAMA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 61,700,496
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,238,116
    Gross unrealized depreciation                 (421,711)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,816,405
    ------------------------------------------------------

    ARKANSAS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 39,141,993
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,347,351
    Gross unrealized depreciation                 (269,703)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,077,647
    ------------------------------------------------------

    GEORGIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 60,203,494
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,053,792
    Gross unrealized depreciation               (1,910,781)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,143,011
    ------------------------------------------------------

    KENTUCKY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 76,246,546
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,780,687
    Gross unrealized depreciation               (2,772,953)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,007,734
    ------------------------------------------------------

    LOUISIANA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 26,297,228
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,407,598
    Gross unrealized depreciation                 (267,796)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,139,802
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    MARYLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 80,413,678
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,204,061
    Gross unrealized depreciation               (4,201,427)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (997,366)
    ------------------------------------------------------

    MISSOURI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 54,584,070
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,719,415
    Gross unrealized depreciation               (1,218,627)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,500,788
    ------------------------------------------------------

    NORTH CAROLINA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 91,976,571
    ------------------------------------------------------
    Gross unrealized appreciation             $  7,626,395
    Gross unrealized depreciation                 (741,479)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  6,884,916
    ------------------------------------------------------

    OREGON PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 79,507,405
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,669,310
    Gross unrealized depreciation                 (584,949)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,084,361
    ------------------------------------------------------

    SOUTH CAROLINA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 34,329,270
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,858,095
    Gross unrealized depreciation                 (872,220)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    985,875
    ------------------------------------------------------

    TENNESSEE PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 41,600,655
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,588,471
    Gross unrealized depreciation                 (401,523)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,186,948
    ------------------------------------------------------

    VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $111,878,730
    ------------------------------------------------------
    Gross unrealized appreciation             $  7,007,395
    Gross unrealized depreciation               (1,211,848)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,795,547
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At
   February 28, 2001, the Kentucky Portfolio and Oregon Portfolio had balances outstanding pursuant to this line of credit of $400,000 and $300,000, (respectively). The Portfolios did not have any significant borrowings or allocated fees during the six months ended February 28, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   A summary of obligations under these financial instruments at February 28, 2001, is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     DEPRECIATION
    ------------------------------------------------------------------------------------------------
    Alabama                         6/01        27 U.S. Treasury Bond     Short         $ (16,048)
    ------------------------------------------------------------------------------------------------
    Georgia                         6/01        15 U.S. Treasury Bond     Short           (27,747)
    ------------------------------------------------------------------------------------------------
    Kentucky                        6/01        30 U.S. Treasury Bond     Short           (17,831)
    ------------------------------------------------------------------------------------------------
    Louisiana                       6/01        14 U.S. Treasury Bond     Short           (32,029)
    ------------------------------------------------------------------------------------------------
    Maryland                        6/01        30 U.S. Treasury Bond     Short           (17,831)
    ------------------------------------------------------------------------------------------------
    Missouri                        6/01        15 U.S. Treasury Bond     Short           (27,746)
    ------------------------------------------------------------------------------------------------
    North Carolina                  6/01        33 U.S. Treasury Bond     Short           (75,487)
    ------------------------------------------------------------------------------------------------
    Tennessee                       6/01        11 U.S. Treasury Bond     Short           (20,347)
    ------------------------------------------------------------------------------------------------
    Virginia                        6/01        59 U.S. Treasury Bond     Short          (134,977)

   At February 28, 2001, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2001

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio Manager of South Carolina Municipals Portfolio

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager of Alabama, Kentucky, and Maryland Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio Manager of Louisiana, North Carolina, and Virginia Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of Georgia, Missouri, and Tennessee Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio Manager of Arkansas and Oregon Municipals
Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant